Shareholder's Equity and Dividend Restrictions	9 Months Ended	12 Months Ended
	Sep. 30, 2013	Dec. 31, 2012
Equity [Abstract]
Shareholder's Equity and Dividend Restrictions
7.	Shareholders’ Equity, Earnings per Common Share and Dividend Restrictions

Common Shares

The following table presents the rollforward of common shares used in calculating the weighted average shares utilized in the basic earnings per common share calculation for the periods indicated:

	Common Shares
	2013			2012
	Issued	Held in Treasury	Outstanding	Issued	Held in Treasury	Outstanding
Common shares, balance at January 1	230,079,120	79,120	230,000,000	230,079,120	79,120	230,000,000
Common shares issued	30,769,230	—	30,769,230	—	—	—
Issuance of shares for share-based incentive compensation	34,500	—	34,500	—	—	—

Common shares, balance at September 30	260,882,850	79,120	260,803,730	230,079,120	79,120	230,000,000

Warrants

On May 7, 2013, the Company issued to ING Group warrants to purchase up to 26,050,846 shares of the Company’s common stock equal in the aggregate to 9.99% of the issued and outstanding shares of common stock at that date. The warrants have an exercise price of $48.75 per share of common stock, are exercisable from May 7, 2014 to May 7, 2023 and are subject to certain exercise restrictions. The warrants are net share settled and are classified as permanent equity. They have been recorded at their fair value determined on the issuance date of May 7, 2013 in the amount of $94.0 as an addition and reduction to Additional-paid-in-capital. Warrant holders are not entitled to receive dividends.

The following table presents a reconciliation of net income (loss) and shares used in calculating basic and diluted net income (loss) per common share for the periods indicated:

($ in millions, except for share and per share data)	Nine Months Ended September 30,
Earnings	2013	2012
Net income (loss) available to common shareholders
Net income (loss)	$136.9	$718.1
Less: Net income (loss) attributable to noncontrolling interest	84.5	222.4

Net income (loss) available to common shareholders	$52.4	$495.7

Weighted-average common shares outstanding
Basic	247,134,951	230,000,000
Dilutive Effects:
DBD Shares	68,260	—
LSPP Shares	234,966	—
Deal Incentive, Director, and Equity Compensation Shares	364,020	—

Diluted	247,802,197	230,000,000

Net income (loss) per common share
Basic	$0.21	$2.16
Diluted	0.21	2.16

Dividends to Common Shareholders

The declaration and payment of Common Stock dividends by the Company is subject to the discretion of its Board of Directors and will depend on the Company’s overall financial condition, results of operations, capital levels, cash requirements, future prospects, receipt of dividends from ING U.S., Inc.’s insurance subsidiaries, risk management considerations and other factors deemed relevant by the Board. There are no significant restrictions, other than those generally applicable to corporations incorporated in Delaware and those described under the Junior Subordinated Debt section of the Financing Agreements Note to these Condensed Consolidated Financial Statements, on the payment of dividends by the Company.

On July 25, 2013, ING U.S., Inc.’s Board of Directors declared a quarterly cash dividend of $0.01 per share of outstanding common stock. The dividend was paid on October 1, 2013 to shareholders of record of ING U.S., Inc. as of the close of business on August 30, 2013.

On October 31, 2013, ING U.S., Inc.’s Board of Directors declared a quarterly cash dividend of $0.01 per share of outstanding common stock. The dividend is payable on December 30, 2013 to shareholders of record of ING U.S., Inc. as of November 29, 2013.

Insurance Subsidiaries - Dividends and Return of Capital

In March and April 2013, in response to requests made in 2012 and refreshed in 2013, ING U.S., Inc.’s insurance subsidiaries domiciled in Colorado, Connecticut, Iowa and Minnesota received approvals or notices of non-objection, as the case may be, from their respective domiciliary insurance regulators to make extraordinary distributions to ING U.S., Inc. or Lion Connecticut Holdings Inc. (“Lion Holdings”), a wholly owned subsidiary of ING U.S., Inc., in the aggregate amount of $1.434 billion, contingent upon completion of the IPO and the use of the extraordinary distribution funds solely for Company operations. The approved distributions of $1.434 billion were made on May 8, 2013.

On May 8, 2013, insurance subsidiaries domiciled in Colorado, Iowa and Minnesota each reset, on a one-time basis, their respective negative unassigned funds account as of December 31, 2012 (as reported in their respective 2012 statutory annual statements) to zero (with an offsetting reduction in gross paid-in capital and contributed surplus). These resets were made pursuant to permitted practices in accordance with statutory accounting practices granted by their respective domiciliary insurance regulators. These permitted practices have no impact on total capital and surplus of these insurance subsidiaries.

10.	Shareholder’s Equity and Dividend Restrictions

Common Stock

The Company did not have any shares issued or acquired for the years ended December 31, 2012, 2011 and 2010.

Statutory Equity and Income

Each of ING U.S., Inc.’s wholly owned U.S. insurance subsidiaries is subject to minimum risk-based capital (“RBC”) requirements established by the insurance departments of their applicable state of domicile. The formula for determining the amount of RBC specify various weighting factors that are applied to financial balances or various levels of activity based on the perceived degree of risk. Regulatory compliance is determined by a ratio of total adjusted capital (“TAC”), as defined by the NAIC, to authorized control level RBC, as defined by the NAIC. Each of ING U.S., Inc.’s wholly owned U.S. insurance subsidiaries exceeded the minimum RBC requirements that would require any regulatory or corrective action for all periods presented herein.

Each of ING U.S., Inc.’s wholly owned insurance subsidiaries is required to prepare statutory financial statements in accordance with statutory accounting practices prescribed or permitted by the insurance department of its state of domicile. Such statutory accounting practices primarily differ from U.S. GAAP by charging policy acquisition costs to expense as incurred, establishing future policy benefit liabilities and contract owner account balances using different actuarial assumptions as well as valuing investments and certain assets and accounting for deferred taxes on a different basis. Certain assets that are not admitted under statutory accounting principles are charged directly to surplus. Depending on the regulations of the insurance department of an insurance company’s state of domicile, the entire amount or a portion of an insurance company’s asset balance can be nonadmitted based on the specific rules regarding admissibility.

Statutory net income (loss) for the three years ended December 31, 2012, 2011 and 2010, statutory capital and surplus for the two years ended as of December 31, 2012 and 2011 and minimum capital requirements as of December 31, 2012 of ING U.S., Inc.’s principal wholly owned U.S. insurance subsidiaries are as follows:

	Statutory Net Income (Loss)			Statutory Capital and Surplus		Minimum Capital Requirements(1)
	2012	2011	2010	2012	2011	2012
Subsidiary Name (State of Domicile):
ING USA Annuity and Life Insurance Company (“ING USA”) (IA)	$(9.1)	$386.0	$(384.4)	$2,174.1	$2,222.0	$5.0
ING Life Insurance and Annuity Company (“ILIAC”) (CT)	261.6	194.4	66.0	1,921.8	1,931.9	3.0
Security Life of Denver Insurance Company (“SLD”) (CO)	(129.8)	175.2	(339.9)	1,459.9	1,519.5	1.5
ReliaStar Life Insurance Company (“RLI”) (MN)	(155.3)	(83.0)	(234.2)	2,278.6	2,104.3	4.5

(1)	The insurance statutes of the state of domicile for the Company’s U.S. insurance subsidiaries set forth specific minimum capital requirements.

Dividend Restrictions

The states in which the insurance subsidiaries of ING U.S., Inc. are domiciled impose certain restrictions on the subsidiaries’ ability to pay dividends to their parent. These restrictions are based in part on the prior year’s statutory income and surplus. In general, dividends up to specified levels are considered ordinary and may be paid without prior approval. Dividends in larger amounts, or “extraordinary” dividends, are subject to approval by the insurance commissioner of the state of domicile of the insurance subsidiary proposing to pay the dividend.

Under the insurance laws applicable to ING U.S., Inc.’s subsidiaries domiciled in Connecticut, Colorado, Indiana, Iowa and Minnesota, an “extraordinary” dividend or distribution is defined as a dividend or distribution that, together with other dividends and distributions made within the preceding twelve months, exceeds the greater of (i) 10% of the insurer’s policyholder surplus as of the preceding December 31, or (ii) the insurer’s net gain from operations for the twelve-month period ending the preceding December 31, in each case determined in accordance with statutory accounting principles. New York has similar restrictions, except that New York’s statutory definition of “extraordinary” dividend or distribution is an aggregate amount in any calendar year that exceeds the lesser of (i) 10% of policyholder’s surplus for the twelve-month period ending the preceding December 31, or (ii) the insurer’s net gain from operations for the twelve-month period ending the preceding December 31, not including realized capital gains. In addition, under the insurance laws of Connecticut, Colorado, Iowa and Minnesota, no dividend or other distribution exceeding an amount equal to a domestic insurance company’s earned surplus may be paid without the domiciliary insurance regulator’s prior approval.

In June 2012, the insurance subsidiaries of ING U.S., Inc. domiciled in Colorado, Connecticut, Iowa and Minnesota received regulatory approvals or notices of non-objection from their respective domiciliary insurance regulators to make distributions to ING U.S., Inc. or Lion Holdings in the aggregate amount of $800.0. Such distributions were made on June 26, 2012. These domiciliary state regulatory actions have been taken by the relevant domiciliary state insurance regulators in response to requests that stated the intended use of the proceeds was to provide $500.0 to the Cayman Islands domiciled insurance subsidiary, Security Life of Denver International Limited (“SLDI”), and retain the balance at ING U.S., Inc. for general corporate purposes. On June 26, 2012, ING U.S., Inc. made a capital contribution to SLDI in the amount of $400.0. Additionally, ING U.S., Inc. repaid $100.0 of intercompany loan from a subsidiary of SLDI and, on June 28, 2012 the proceeds of this loan repayment were used to pay a dividend to SLDI.

The following table presents dividends permitted to be paid by our principal insurance subsidiaries to ING U.S., Inc. or Lion Holdings without the need for insurance regulatory approval for the periods presented:

	Dividends Permitted without Approval
	2013		2012		2011
Subsidiary Name (State of domicile):
ING USA Annuity and Life Insurance Company (IA)	$—		$—		$—
ING Life Insurance and Annuity Company (CT)	264.1	(1)	190.0	(2)	—
Security Life of Denver Insurance Company (CO)	—		—		—
ReliaStar Life Insurance Company (MN)	—		—		—

(1)

$264.1 can be paid without approval after June 26, 2013, provided that on or before June 26, 2013, no further extraordinary distribution is approved by the Connecticut Insurance Department and paid by ILIAC to its parent.

(2)	$190.0 was paid as part of the June 26, 2012 distribution of $800.0.

Dividends or return of capital distributions paid by each of the Company’s principal insurance subsidiaries to its parent were as follows for the years ended December 31, 2012, 2011 and 2010:

	Dividends Paid			Return of Capital Distributions
	2012	2011	2010	2012	2011	2010
Subsidiary Name (State of domicile):
ING USA Annuity and Life Insurance Company (IA)(1)	$—	$—	$—	$250.0	$—	$—
ING Life Insurance and Annuity Company (CT)(2)	190.0	—	203.0	150.0	—	—
Security Life of Denver Insurance Company (CO)(3)	—	—	—	80.0	200.0	—
ReliaStar Life Insurance Company (MN)(4)	130.0	—	221.0	—	—	—

(1)	Iowa Insurance Division approved ING USA’s 2012 return of capital distribution.
(2)	Connecticut Insurance Department approved ILIAC’s 2010 dividend and ILIAC’s $340 million 2012 distribution, which included a $190 million dividend.
(3)	Colorado Insurance Division approved SLD’s 2012 and 2011 return of capital distributions.
(4)	Minnesota Insurance Division approved RLI’s 2012 and 2010 dividends.